Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of originator	Total Assets in ABS by Originator (Data presented is as of the securitization date)			Assets That Were Subject of Demand (Data presented is as of the end of the reporting period: 6/30/2014) (1)			Assets That Were Repurchased or Replaced (Data presented is as of the end of the reporting period: 6/30/2014) (1)			Assets Pending Repurchase or Replacement (within cure period) (Data presented is as of the end of the reporting period:6/30/2014) (1)			Demand in Dispute (Data presented is as of the end of the reporting period: 6/30/2014) (1)			Demand Withdrawn (Data presented is as of the end of the reporting period: 6/30/2014) (1)			Demands Rejected (Data presented is as of the end of the reporting period: 6/30/2014) (1)			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
RESIDENTIAL MORTGAGE-BACKED SECURITIES
		Accredited	114	19,401,620.17	2.44	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		CIT	49	8,426,997.09	1.06	21	$1,320,917.24	0.746	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	21	1,320,917.24	0.746
		First Banc	18	2,756,048.49	0.35	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		First Horizon	53	8,287,714.15	1.04	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		First NLC	1,695	291,122,499.96	36.61	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
Natixis Real		Flex Point	17	4,068,146.76	0.51	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
Estate		Funding America	278	52,475,832.08	6.60	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
Capital		Lenders Direct	337	71,967,652.13	9.05	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
Trust	X	Lime Financial	22	3,787,609.59	0.48	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
2007-HE1		Mandalay	14	3,358,474.05	0.42	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
CIK#:		Master Financial	602	154,598,538.53	19.44	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
0001385274		Maxim	111	22,094,990.74	2.78	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		New Century	188	43,748,636.35	5.50	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Platinum Capital	24	5,165,172.55	0.65	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Quick Loan	19	3,868,497.62	0.49	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Rose Mortgage	317	75,855,859.27	9.54	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Sebring Capital	170	24,285,174.89	3.05	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity			4028	795,269,464.42	100.00	21	1,320,917.24	0.746	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	21	1,320,917.24	0.746
(1) For the columns in which the data is presented as of June 30th, 2014, the outstanding principal balance of any loan that was liquidated prior to such date was treated as $0.00.